Common Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Equity [Abstract]
Common Stock

6.	Common Stock

(a)	On July 10, 2013, the Company issued 680,000 shares of common stock with a fair value of $68,000 to a company controlled by the President of the Company to settle related party debt of $170,000. This resulted in a gain on settlement of debt of $102,000 which was recorded as additional paid-in capital.

(b)	On July 10, 2013, the Company issued 554,000 shares of common stock with a fair value of $55,400 to a company controlled by the Chief Financial Officer of the Company to settle related party debt of $138,500. This resulted in a gain on settlement of debt of $83,100 which was recorded as additional paid-in capital.

5.	Common Stock

	(a)	During the year ended March 31, 2013, the Company issued 975,000 shares of common stock at $0.10 per share for proceeds of $97,500.

	(b)	On November 1, 2012, the Company issued 500,000 shares of common stock with a fair value of $50,000, to a mining consultant of which $10,417 was expensed as mineral exploration costs for the pro-rata portion of services rendered to March 31, 2013. The remaining $39,583 was recorded as deferred compensation and will be expensed pro-rata over the remaining term and $39,583 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on October 31, 2014. The fair value $0.10 per share was determined based on issuances of shares of common stock for cash to arm’s length parties during the period.

	(c)	On November 1, 2012, the Company issued 200,000 shares of common stock with a fair value of $20,000, of which $4,166 was expensed as consulting fees for the pro-rata portion of services rendered to March 31, 2013. The remaining $15,834 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on October 31, 2014. The fair value $0.10 per share was determined based on issuances of shares of common stock for cash to arm’s length parties during the period.

	(d)	On January 1, 2013, the Company issued 3,000,000 shares of common stock with a fair value of $300,000, of which $36,626 was expensed as consulting fees for the pro-rata portion of services rendered to March 31, 2013. The remaining $263,374 was recorded as deferred compensation and will be expensed pro-rata over the remaining term of the agreement ending on December 31, 2014. The fair value $0.10 per share was determined based on issuances of shares of common stock for cash to arm’s length parties during the period

	(e)	On February 28, 2013, the Company issued 150,000 shares of common stock with a fair value of $15,000 pursuant to a mineral property option agreement. Refer to Note 3.